Supplemental cash flow information - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Schedule of Cash Flow, Supplemental [Line Items]
Cash payments for income taxes	$ 2,543	¥ 211,487	¥ (207,278)	¥ 563,368
Interest payments	4,605	382,903	445,049	614,017
Capital lease obligations incurred	$ 126	¥ 10,478	¥ 3,400	¥ 28,953